Schedule of Maturities of Debt (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Debt Disclosure [Abstract]
2024	$ 186,178	$ 245,625
2025	194,734	256,913
2026	79,483	104,862
2027	85,229	112,443
2028	22,254	29,359
Total	567,878	749,202
Less: current portion	(186,178)	(245,625)	$ (149,866)
Long-term portion	$ 381,700	$ 503,577	$ 313,544